EQUITY	12 Months Ended
Dec. 31, 2023
EQUITY [Abstract]
EQUITY
18.	EQUITY

Invested capital

The consolidated financial statements were prepared in accordance with principles described in Note 2. Invested capital is derived by aggregating the net assets of the Bitdeer Business’s direct and indirect subsidiaries and the net assets of the Bitdeer business activities conducted in direct and indirect subsidiaries of Bitmain as well as BTC. Invested capital also includes changes in reserve due to the effect of foreign currency translation adjustments and capital funding. For the year ended December 31, 2021, invested capital includes the net assets of the activities Bitdeer Business conducted in direct and indirect subsidiaries of Bitmain between January 1, 2021 and January 26, 2021, as well as BTC between January 1, 2021 and April 15, 2021. The balance of invested capital was reclassified to other reserve upon completion of the Reorganization.

Issued share capital

On April 13, 2023, Bitdeer completed the Business Combination described in Note 1, upon which the Group’s equity structure changed to that of BTG and the authorized share capital is US$50,000 divided into ordinary shares: (i) 499,600,000,000 Class A ordinary shares with a par value of US$0.0000001 each, (ii) 200,000,000 Class V ordinary shares with a par value of US$0.0000001 each, (iii) 200,000,000 undesignated shares with a par value of US$0.0000001 each. Upon completion of the Business Combination, all issued and outstanding 4,384,796,703 Class A ordinary shares, 453,892,313 Series A preferred shares, 870,232,230 Series B preferred shares and 1,314,267,705 Series B+ preferred shares of Bitdeer were cancelled in exchange for newly issued 60,281,185 Class A ordinary shares of BTG at an exchange ratio of approximately 0.00858. All issued and outstanding 5,631,795,619 Class B ordinary shares and 7,141,236 Series A preferred shares were cancelled in exchange for newly issued 48,399,922 Class V ordinary shares of BTG at an exchange ratio of approximately 0.00858. All issued and outstanding 2,607,498 ordinary shares of BSGA were cancelled in exchange for newly issued 2,607,498 Class A ordinary shares of BTG.

Each share of Class A ordinary shares is granted 1 vote and each share of Class V ordinary shares is granted 10 votes. All classes of ordinary shares are entitled to dividend and rank pari passu except for voting rights.

In June and October 2023, the Board of Directors of the Group approved the adoption of two share repurchase programs, pursuant to which the Group was authorized to repurchase its Class A ordinary share for the amount of purchase proceeds up to US$1 million during the period from June 16, 2023 to December 15, 2023 (as amended) and US$2 million during the period from October 18, 2023 to April 17, 2024, respectively. During the year ended December 31, 2023, the Group has purchased collectively 606,756 Class A ordinary shares for approximately US$2.6 million under the share repurchase programs. These shares were not cancelled and not considered outstanding as of December 31, 2023.

In the year ended December 31, 2023, the Group issued 5,554,302 shares which were reserved for future issuance upon the exercise of awards granted under the share incentive plans. As of December 31, 2023, 5,436,385 of such shares were considered not outstanding.

In August 2023, the Group entered into a purchase agreement with B. Riley Principal Capital II, LLC (“B. Riley Principal Capital II”). Pursuant to the purchase agreement, the Group has the right to sell to B. Riley Principal Capital II, up to US$150,000,000 of its Class A ordinary shares with a par value US$0.0000001 per share. The purchase agreement has the maturity date of up to 36-month anniversary from the commencement date or on the date which B. Riley Principal Capital II shall have purchased Class A ordinary shares of an aggregate gross purchase price of US$150,000,000 or other termination conditions stated in the purchase agreement. During the year ended December 31, 2023, the Group newly issued 1,166,533 Class A ordinary shares with net proceeds of approximaltely US$9.5 million.

For retrospective presentation, the number of the Group’s ordinary shares and preferred shares on the consolidated statements of changes in equity have been scaled by the exchange ratio of approximately 0.00858 for periods prior to the completion of the Business Combination on April 13, 2023.

	Class A Ordinary Shares	Amount in USD	Class V Ordinary Shares	Amount in USD
At January 1, 2021, shares issued and outstanding	-	-	-	-
Share allotment upon Reorganization	60,281,184	6	48,399,922	5
At December 31, 2021, shares issued and outstanding	60,281,184	6	48,399,922	5
At December 31, 2022, shares issued and outstanding	60,281,184	6	48,399,922	5
Issuance of shares through Business Combination	2,607,498	*	-	-
Issuance of shares for exercise of share awards	117,917	*	-	-
Acquisition of treasury shares	(606,756)	*	-	-
Issuance of shares for cash	1,166,533	*	-	-
At December 31, 2023, shares issued and outstanding	63,566,376	6	48,399,922	5

*	Amount less than US$1

Retained earnings / (Accumulated deficit)

The Group’s retained earnings/ (accumulated deficit) include the result of the Group’s operations for the years ended December 31, 2023, 2022, and 2021 excluding the activities Bitdeer Business conducted in direct and indirect subsidiaries of Bitmain and BTC, which were included in invested capital as discussed above.

Reserves

The Group’s reserves mainly include the following:

(i)
Share premium, which effectively represents the share subscription amount paid over the par value of the shares. The application of the share premium account is governed by Section 34 of the Companies Law, Cap. 22 (Law 3 of 1961, as consolidated and revised) of the Cayman Islands as amended, supplemented or otherwise modified from time to time.

(ii)	All foreign exchange differences arising from the translation of the financial statements of foreign operations.

(iii)	The value of the conversion option of the equity component embedded in the convertible debt.

(iv)	The accumulated share-based payment expenses.

Capital management

The Group’s primary objective in terms of managing capital is to

•
safeguard the Group’s ability to continue as a going concern, so that it can continue to provide returns for shareholders and benefits for other stakeholders, mainly by pricing products and services commensurately with the level of risk.

•	To support the Group’s stability and growth

•	To provide capital for the purpose of strengthening the Group’s risk management capability

The Group’s business and financial condition are highly correlated with the market price of cryptocurrencies. For the years ended December 31, 2023, 2022 and 2021, the Group’s revenue is substantially generated from cryptocurrency-related operations. The Group has adopted various measures to minimize the risk associated with the fluctuation in the market price of cryptocurrencies, specifically, the Group has implemented an internal strategy requiring prompt conversion of all the cryptocurrencies received from ordinary operations into fiat currencies.

In order to maintain or adjust the capital structure, the Group reviews and manages its capital structure actively and regularly to ensure optimal capital structure and shareholder returns, taking into account the future capital requirements of the Group and capital efficiency, prevailing and projected profitability, projected operating cash flows, projected capital expenditures and projected strategic investment opportunities.

The Group is not subject to externally imposed capital requirements.